Net Gains (Losses) on Sales of Properties and Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Gains (Losses) on Sales of Properties and Discontinued Operations [Abstract]
Schedule Of Gains, Losses, And Impairment Losses For Continuing And Discontinued Operations

	2012	2011	2010

Continuing Operations
Gain on sale of office building	$—	$1,129	$—
Impairment losses	(2,470)	(4,523)	(2,147)
Gain (loss) on sale of assets	3	11	(30)

	(2,467)	(3,383)	(2,177)

Discontinued Operations
Gain on sales of properties	7,872	376	1,414
Impairment losses	(7,702)	(9,785)	(6,051)
Loss on sale of assets	(42)	(64)	(108)

	128	(9,473)	(4,745)

Total	$(2,339)	$(12,856)	$(6,922)

Net Gains (Losses) On Sales Of Properties And Discontinued Operations

	Three Months Ended
	March 31,
	2013	2012
Revenues	$5,405	$8,151
Hotel and property operations expenses	(4,669)	(7,046)
Interest expense	(720)	(1,150)
Loss on debt extinguishment	(192)	—
Depreciation expense	(168)	(504)
Net gain (loss) on disposition of assets	(24)	493
Impairment loss	(507)	(1,700)
Income tax benefit	—	299

	$(875)	$(1,457)

	2012	2011	2010
Revenues	$32,190	$38,250	$43,506
Hotel and property operations expenses	(27,356)	(32,606)	(36,523)
Interest expense	(4,015)	(6,134)	(5,719)
Depreciation and amortization expense	(1,767)	(2,994)	(3,855)
General and administrative expense	—	(50)	(71)
Net gain on dispositions of assets	7,830	312	1,306
Impairment loss	(7,702)	(9,785)	(6,051)
Income tax benefit	828	1,714	1,687

	$8	$(11,293)	$(5,720)